GOODWILL AND OTHER INTANGIBLE ASSETS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Amortizable Intangible Assets:
Gross Carrying Amount	$ 141,491,000	$ 141,886,000
Accumulated Amortization	(20,376,000)	(11,967,000)
Unamortized Intangible Assets:
AMC trademark	104,400,000	104,400,000
Total, unamortizable	104,400,000	104,400,000
Favorable leases
Amortizable Intangible Assets:
Gross Carrying Amount	112,251,000	112,496,000
Accumulated Amortization	(13,781,000)	(8,053,000)
Favorable leases | Minimum
Amortizable Intangible Assets:
Remaining Useful Life	4 years
Favorable leases | Maximum
Amortizable Intangible Assets:
Remaining Useful Life	44 years
Management contracts
Amortizable Intangible Assets:
Gross Carrying Amount	4,540,000	4,690,000
Accumulated Amortization	(1,676,000)	(1,103,000)
Management contracts | Minimum
Amortizable Intangible Assets:
Remaining Useful Life	3 years
Management contracts | Maximum
Amortizable Intangible Assets:
Remaining Useful Life	6 years
Non-compete agreements
Amortizable Intangible Assets:
Remaining Useful Life	1 year
Gross Carrying Amount	3,800,000	3,800,000
Accumulated Amortization	(2,951,000)	(1,678,000)
NCM tax receivable agreement
Amortizable Intangible Assets:
Remaining Useful Life	22 years
Gross Carrying Amount	20,900,000	20,900,000
Accumulated Amortization	$ (1,968,000)	$ (1,133,000)